RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(22,064)
Additional provisions in the period	(7,736)
Write-offs	2,428
Recoveries of amounts previously reserved	4,292
Disposals of subsidiaries	36
Balance sheet reclassifications	741
Foreign exchange impact	2,502
Balance as of September 30, 2022	$(19,801)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of September 30, 2022 and December 31, 2021 based on their credit risk profile:

	September 30, 2022		December 31, 2021
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$84,522	$15,187	$49,919	$11,456
Allowance for secured advances to growers and suppliers	(7,723)	(1,911)	(5,512)	(1,735)
Unsecured gross advances to growers and suppliers	75,214	667	32,037	1,358
Allowance for unsecured advances to growers and suppliers	(2,927)	(634)	(4,094)	(742)
Net advances to growers and suppliers	$149,086	$13,309	$72,350	$10,337

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(12,083)
Additional provisions in the period	(4,597)
Write-offs	1,148
Recoveries of amounts previously reserved	993
Balance sheet reclassifications	1,099
Foreign exchange impact	245
Balance as of September 30, 2022	$(13,195)

Other Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to other receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$(24,191)
Additional provisions in the period	(4,165)
Write-offs	433
Recoveries of amounts previously reserved	828
Disposals of subsidiaries	7
Balance sheet reclassifications	(1,099)
Foreign exchange impact	501
Balance as of September 30, 2022	$(27,686)